19. Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of consolidated stock-based compensation expense, by type of awards

The following table summarizes the consolidated share-based compensation expense from continuing operations, by type of awards:

	For the Years Ended
	December 31,	December 31,	December 31,
	2020	2019	2018
Employee stock options	$315	$305	$1,799
Restricted stock grants	–	516	927
Total share-based compensation expense	$315	$821	$2,726

Summary of consolidated stock-based compensation by line items

The following table summarizes the consolidated share-based compensation by line items from continuing operations:

	For the Years Ended
	December 31, 2020	December 31, 2019	December 31, 2018
General and administrative	$296	$768	$2,579
Sales, marketing and customer service	19	53	147
Total share-based compensation expense	$315	$821	$2,726
Total share-based compensation expense after income taxes	$315	$821	$2,726

Summary of assumptions used in the determination of the fair value of share-based payment awards using the Black-Scholes model for stock option grants

Assumptions used in the determination of the fair value of share-based payment awards using the Black-Scholes model for stock option grants were as follows:

	For the Years Ended
	December 31, 2020	December 31, 2019	December 31, 2018
Expected term	6.25	6.25	6.25
Risk-free interest rate	0.07%-0.09%	1.55%-2.51%	2.54%-3.03%
Expected volatility	537%-762%	575%-605%	624%-756%
Expected dividend yield	0%	0%	0%

Summary of stock option activities
	Shares	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value ($000)
Outstanding as of December 31, 2017	501,260	66	7.03	$769
Granted	287,000	13
Exercised	–	–
Forfeited/expired	(528,060)	10
Outstanding as of December 31, 2018	260,200	212	8.59	$–
Granted	65,000	3
Exercised	–	–
Forfeited/expired	(70,000)	4	22.05
Outstanding as of December 31, 2019	255,200	19	6.70	$–
Granted	300,000	9	10.00
Exercised	(109,500)	4
Forfeited/expired	(56,800)	27	6.00
Outstanding as of December 31, 2020	388,900	11	7.52	$486
Vested and exercisable as of December 31, 2020	37,450	36	5.35	$49
Expected to vest as of December 31, 2020	215,229	13	7.44	$349

Summary of exercise price and remaining life information about options exercisable
Range of exercise price	Shares Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic ($000)
$118 - $172	1,000	4.12	172.00	–
$40 - $117	14,600	5.38	62.03	–
$3 - $39	18,100	5.92	15.03	28
$1-$2	3,750	9.25	2.24	21
	37,450			49

Summary of restricted stock awards

Following is a summary of our restricted stock awards as follows:

	Number of Shares	Weighted Average Grant-Date Fair Value
Restricted stock units at December 31, 2017	215,809	$151
Granted	663,460	$1
Forfeited	(250)	$185
Restricted stock units at December 31, 2018	879,019	$38
Granted	107,000	$3
Forfeited	–	$–
Restricted stock units at December 31, 2019	986,019	$34
Granted	–	$–
Forfeited	–	$–
Restricted stock units at December 31, 2020	986,019	$34

Summary of changes in non-vested stock awards

Changes in the Group’s non-vested stock awards are summarized as follows:

	Time-based Options		Restricted Stock
	Shares	Weighted Average Exercise Price Per Share	Shares	Weighted Average Grant-Date Fair Value Per Share
Non-vested as of December 31, 2017	379,920	$9	1,313	$264
Granted	287,000	13	663,460	1
Vested	(87,285)	25	(663,273)	1
Forfeited	(396,335)	13	(250)	185
Non-vested as of December 31, 2018	183,300	$8	1,250	$185
Granted	65,000	3	107,000	3
Vested	(70,050)	17	(108,250)	5
Forfeited	(62,500)	4	–	–
Non-vested as of December 31, 2019	115,750	$11	–	$–
Granted	300,000	9	–	–
Vested	(50,350)	9	–	–
Forfeited	(13,950)	50	–	–
Non-vested as of December 31, 2020	351,450	$8	–	$–